Share Capital Disclosure: Schedule of Warrant Activity (Details) - shares	6 Months Ended		12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	May 31, 2020	May 31, 2019	May 31, 2018
Details
Number of warrants outstanding	18,372,605		18,864,605	20,297,565	12,814,605
Warrants issued	988,000	6,050,000	6,050,000	7,482,960
Warrants exercised	0	7,482,960	7,482,960
Warrants expired	1,480,000